Organization and principal activities (Liquidity) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Organization and principal activities
Net cash provided by operating activities	¥ 4,354,420	$ 624,184	¥ 3,799,581	¥ 2,779,880
Working capital	10,000,000
Cash, cash equivalents and short-term investments	¥ 13,800,000